UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
September 30, 2010

Shares	Description (1)	Value
Common Stocks – 33.9% (25.7% of Total Investments)
Aerospace & Defense – 0.7%
29,962	Aveos Fleet Performance Inc., (2), (16)	$ 501,864
11,220	Boeing Company	746,579
2,220	Esterline Technologies Corporation, (2)	127,051
3,475	GeoEye, Inc., (2)	140,668
30,381	Lockheed Martin Corporation (3)	2,165,558
82,550	Thales S.A.	3,017,099
Total Aerospace & Defense	6,698,819
Air Freight & Logistics – 0.1%
8,500	United Parcel Service, Inc., Class B	566,865
Auto Components – 0.1%
31,020	Johnson Controls, Inc.	946,110
3,010	TRW Automotive Holdings Corporation, (2)	125,096
Total Auto Components	1,071,206
Automobiles – 0.3%
63,589	Honda Motor Company Limited	2,256,998
25,580	Toyota Motor Corporation	918,649
Total Automobiles	3,175,647
Beverages – 0.7%
220,983	Coca Cola Amatil Limited	2,558,821
21,881	Coca Cola Femsa SAB de CV	1,711,532
19,910	Coca-Cola Company	1,165,133
14,825	Dr. Pepper Snapple Group	526,584
3,410	Molson Coors Brewing Company, Class B	161,020
Total Beverages	6,123,090
Biotechnology – 0.2%
3,665	Alnylam Pharmaceuticals, Inc., (2)	45,006
10,690	Amgen Inc., (2)	589,126
6,450	BioMarin Pharmaceutical Inc., (2)	144,158
2,570	Celgene Corporation, (2)	148,058
2,964	Cubist Pharmaceuticals Inc., (2)	69,328
14,270	Gilead Sciences, Inc., (2)	508,155
5,585	ISIS Pharmaceuticals, Inc., (2)	46,914
4,300	Targacept, Inc.	96,062
Total Biotechnology	1,646,807
Building Products – 0.2%
36,123	Masonite Worldwide Holdings, (2)	1,390,736
Capital Markets – 0.6%
1,130	Affiliated Managers Group Inc., (2)	88,151
3,410	Ameriprise Financial, Inc.	161,395
4,380	Calamos Asset Management, Inc. Class A	50,370
21,610	Invesco LTD	458,780
15,295	Legg Mason, Inc.	463,591
262,861	Nomura Securities Company	1,272,111
3,410	T. Rowe Price Group Inc.	170,722
45,240	UBS AG	767,927
111,272	UBS AG, (2), (3)	1,894,962
Total Capital Markets	5,328,009
Chemicals – 0.8%
9,080	Celanese Corporation, Series A	291,468
3,980	Eastman Chemical Company	294,520
2,330	Lubrizol Corporation	246,910
3,060	Minerals Technologies Inc.	180,295
21,540	Mosaic Company	1,265,690
27,125	Nitto Denko Corporation	1,060,890
2,580	PPG Industries, Inc.	187,824
1,387	Shin-Etsu Chemical Company Limited, ADR, (16)	67,616
12,300	Solutia Inc., (2)	197,046
69,857	Umicore	3,019,825
3,410	Westlake Chemical Corporation	102,061
Total Chemicals	6,914,145
Commercial Banks – 2.2%
71,343	Associated Banc-Corp.	941,014
77,919	Banco Itau Holdings Financeira, S.A., Sponsred ADR	1,884,081
81,280	Banco Santander Central Hispano SA	1,119,226
86,145	Banco Santander Central Hispano SA	1,094,162
12,100	BNP Paribas SA	860,561
14,590	Canadian Imperial Bank of Commerce	1,058,551
6,300	Columbia Banking Systems Inc.	123,795
9,045	Commerce Bancshares Inc.	340,002
6,765	Community Bank System Inc.	155,663
199,562	DnB NOR ASA	2,716,295
7,720	East West Bancorp Inc.	125,682
5,090	First Financial Bancorp.	84,901
49,071	Hang Seng Bank	721,628
156,530	HSBC Holdings PLC	1,586,009
647,600	Krung Thai Bank Public Company Limited, (16)	360,608
2,880	M&T Bank Corporation	235,613
14,800	Societe Generale	852,440
108,773	Standard Chartered PLC	3,120,113
11,373	Sumitomo Trust & Banking Company, ADR, (16)	57,661
26,000	Toronto-Dominion Bank	1,881,330
27,620	U.S. Bancorp	597,144
800	UMB Financial Corporation	28,408
10,830	Umpqua Holdings Corporation	122,812
5,900	Wells Fargo & Company	148,267
Total Commercial Banks	20,215,966
Commercial Services & Supplies – 0.3%
27,660	Aggreko PLC	682,182
980	Clean Harbors, Inc., (2)	66,395
8,315	Republic Services, Inc.	253,524
7,957	Stericycle Inc., (2)	552,852
169,300	Toppan Printing Company Limited	1,324,304
4,170	Waste Management, Inc.	149,036
Total Commercial Services & Supplies	3,028,293
Communications Equipment – 0.3%
1,970	Comtech Telecom Corporation, (2)	53,880
7,425	Interdigital Inc., (2)	219,854
122,442	Nokia Corporation, ADR, (3)	1,228,093
6,410	Plantronics Inc.	216,530
18,000	QUALCOMM, Inc.	812,160
Total Communications Equipment	2,530,517
Computers & Peripherals – 0.4%
11,771	Apple, Inc., (2)	3,340,021
9,546	Hewlett-Packard Company	401,600
4,250	Network Appliance Inc., (2)	211,608
Total Computers & Peripherals	3,953,229
Construction & Engineering – 0.2%
27,130	Royal Boskalis Westminster NV	1,138,583
12,163	Shaw Group Inc., (2)	408,190
Total Construction & Engineering	1,546,773
Consumer Finance – 0.1%
18,090	American Express Company	760,323
11,540	Capital One Financial Corporation	456,407
Total Consumer Finance	1,216,730
Containers & Packaging – 0.0%
10,930	Boise Inc.	70,936
1,422	Rock-Tenn Company	70,830
Total Containers & Packaging	141,766
Diversified Consumer Services – 0.0%
4,260	Bridgepoint Education Inc., (2)	65,860
3,800	Sothebys Holdings Inc.	139,916
Total Diversified Consumer Services	205,776
Diversified Financial Services – 0.2%
83,490	Bank of America Corporation	1,094,554
3,072	Guoco Group Ltd, ADR, (16)	68,014
52,000	Guoco Group Ltd	573,358
4,300	Nasdaq Stock Market, Inc., (2)	83,549
7,854	PHH Corporation, (2)	165,405
Total Diversified Financial Services	1,984,880
Diversified Telecommunication Services – 0.7%
6,740	CenturyTel, Inc.	265,960
95,000	Deutsche Telekom AG, ADR, (3), (16)	1,294,850
924	Frontier Communications Corporation	7,549
37,500	KT Corporation, Sponsored ADR	767,250
100,167	Nippon Telegraph and Telephone Corporation, ADR, (3)	2,195,661
1,455,000	Telecom Italia S.p.A.	1,639,387
2,884	Telus Corporation	122,137
11,810	Verizon Communications Inc.	384,888
Total Diversified Telecommunication Services	6,677,682
Electric Utilities – 1.1%
149,954	Centrais Electricas Brasileiras S.A., PFD B ADR	2,243,312
9,530	DPL Inc.	249,019
14,490	Duke Energy Corporation	256,618
20,200	Electricite de France S.A	871,291
16,751	Exelon Corporation	713,258
141,662	Korea Electric Power Corporation, Sponsored ADR, (3)	1,831,690
4,650	Portland General Electric Company	94,302
69,910	Progress Energy, Inc., (3)	3,105,402
18,620	Southern Company	693,409
4,870	UIL Holdings Corporation	137,139
Total Electric Utilities	10,195,440
Electrical Equipment – 0.7%
51,392	ABB Limited, ADR	1,085,399
67,689	ABB Limited	1,426,591
1,850	Areva CI	777,032
13,085	GrafTech International Ltd., (2)	204,519
3,850	Harbin Electric, Inc., (2)	68,877
25,613	Nidec Corporation	2,276,575
8,070	Rockwell Automation, Inc.	498,161
Total Electrical Equipment	6,337,154
Electronic Equipment & Instruments – 0.4%
6,800	Daktronics Inc.	66,776
59,801	Hoya Corporation	1,457,775
5,685	Ingram Micro, Inc., Class A, (2)	95,849
125,982	Nippon Electric Glass Company Limited	1,717,388
1,459	Tech Data Corporation, (2)	58,798
Total Electronic Equipment & Instruments	3,396,586
Energy Equipment & Services – 0.6%
75,240	ACERGY S.A., ADR	1,388,086
126,281	AMEC PLC	1,955,975
1,677	Baker Hughes Incorporated	71,440
9,455	Cooper Cameron Corporation, (2)	406,187
9,805	FMC Technologies Inc., (2)	669,583
9,125	Halliburton Company	301,764
3,980	Hornbeck Offshore Services Inc.	77,570
7,970	Oil States International Inc., (2)	371,004
5,620	Schlumberger Limited	346,248
Total Energy Equipment & Services	5,587,857
Food & Staples Retailing – 1.1%
193,960	Jeronimo Martins SGPS	2,593,921
83,645	Koninklijke Ahold N.V.	1,127,519
46,974	Kroger Co.	1,017,457
97,580	Wal-Mart Stores, Inc., (3)	5,222,482
Total Food & Staples Retailing	9,961,379
Food Products – 1.6%
6,330	Archer-Daniels-Midland Company	202,054
11,540	Campbell Soup Company	412,555
6,200	Corn Products International, Inc.	232,500
13,030	General Mills, Inc.	476,116
12,340	H.J. Heinz Company	584,546
12,195	Hershey Foods Corporation	580,360
9,550	Kellogg Company	482,371
19,010	Mead Johnson Nutrition Company, Class A Shares	1,081,859
31,966	Nestle SA	1,702,967
178,887	Smithfield Foods, Inc., (2), (3)	3,010,668
180,510	Tyson Foods, Inc., Class A, (3)	2,891,770
38,382	Unilever PLC	1,116,916
76,130	Unilever PLC, ADR	2,201,699
Total Food Products	14,976,381
Gas Utilities – 0.0%
2,640	National Fuel Gas Company	136,778
Health Care Equipment & Supplies – 0.4%
11,000	Align Technology, Inc., (2)	215,380
12,250	Becton, Dickinson and Company	907,725
1,870	C. R. Bard, Inc.	152,274
2,490	Cooper Companies, Inc.	115,088
5,370	Covidien PLC	215,820
11,740	Edwards Lifesciences Corporation, (2)	787,167
14,500	Hologic Inc., (2)	232,145
4,700	Hospira Inc., (2)	267,947
5,330	Masimo Corporation	145,562
2,390	Steris Corporation	79,396
1,344	Zimmer Holdings, Inc., (2)	70,332
Total Health Care Equipment & Supplies	3,188,836
Health Care Providers & Services – 1.0%
80,533	Aetna Inc., (3)	2,545,648
1,620	Air Methods Corporation, (2)	67,360
30,240	AmerisourceBergen Corporation	927,158
8,070	Centene Corporation, (2)	190,371
4,190	Community Health Systems, Inc., (2)	129,764
7,820	Express Scripts, Inc., (2)	380,834
39,243	Fresenius Medical Care, ADR	2,423,728
9,620	HealthSouth Corporation, (2)	184,704
8,610	Humana Inc., (2)	432,566
8,959	Lincare Holdings	224,781
13,860	McKesson HBOC Inc.	856,271
10,120	Medco Health Solutions, Inc., (2)	526,847
3,337	Omnicare, Inc.	79,688
4,920	Quest Diagnostics Incorporated	248,312
Total Health Care Providers & Services	9,218,032
Hotels, Restaurants & Leisure – 0.4%
6,270	Bally Technologies, Inc., (2)	219,137
46,885	Carnival Corporation	1,842,763
2,330	Chipotle Mexican Grill, (2)	400,760
10,020	Las Vegas Sands, (2)	349,197
2,260	Marriott International, Inc., Class A	80,976
14,440	Penn National Gaming, Inc., (2)	427,568
4,340	Royal Caribbean Cruises Limited, (2)	136,840
14,030	Starbucks Corporation	358,887
Total Hotels, Restaurants & Leisure	3,816,128
Household Durables – 0.2%
10,860	D.R. Horton, Inc.	120,763
7,220	Lennar Corporation, Class A	111,044
4,855	Meritage Corporation, (2)	95,255
26,990	Newell Rubbermaid Inc.	480,692
201,188	Oriental Weavers Group	1,166,205
4,705	Tempur Pedic International Inc., (2)	145,855
Total Household Durables	2,119,814
Household Products – 0.2%
10,700	Colgate-Palmolive Company	822,402
10,190	Kimberly-Clark Corporation	662,860
Total Household Products	1,485,262
Independent Power Producers & Energy Traders – 0.1%
18,970	Constellation Energy Group	611,593
Industrial Conglomerates – 0.1%
3,850	3M Co.	333,834
5,340	Textron Inc.	109,790
Total Industrial Conglomerates	443,624
Insurance – 0.8%
3,900	AFLAC Incorporated	201,669
9,390	Allstate Corporation	296,255
1,362	Aon Corporation	53,268
1,844	Axis Capital Holdings Limited	60,741
231,793	China Life Insurance Company Limited	914,165
6,870	Delphi Financial Group, Inc.	171,681
42,354	Hannover Rueckversicherung AG	1,948,117
34,742	Lincoln National Corporation	831,029
1,315	Loews Corporation	49,839
5,759	Marsh & McLennan Companies, Inc.	138,907
29,901	Old Republic International Corporation	414,129
4,220	Primerica Inc.	85,835
105,446	Prudential Corporation PLC	1,054,331
6,440	Prudential Financial, Inc.	348,919
5,260	Tower Group Inc.	122,821
5,930	WR Berkley Corporation	160,525
Total Insurance	6,852,231
Internet & Catalog Retail – 0.0%
9,600	Expedia, Inc.	270,816
Internet Software & Services – 0.5%
68,161	eBay Inc., (2), (3)	1,663,128
5,770	Equinix Inc., (2)	590,560
2,370	Google Inc., Class A, (2)	1,246,122
5,520	IAC/InterActiveCorp., (2)	145,010
10,180	Rackspace Hosting Inc., (2)	264,476
25,145	Tencent Holdings Limited	549,318
Total Internet Software & Services	4,458,614
IT Services – 0.5%
71,507	CGI Group Inc., (2)	1,074,750
5,670	CSG Systems International Inc., (2)	103,364
9,170	Global Payments Inc.	393,301
12,985	International Business Machines Corporation (IBM)	1,741,808
3,900	MasterCard, Inc.	873,600
1,980	Maximus Inc.	121,928
7,732	VeriFone Holdings Inc., (2)	240,233
5,045	Wright Express Corporation, (2)	180,157
Total IT Services	4,729,141
Life Sciences Tools & Services – 0.1%
950	Bio-Rad Laboratories Inc., (2)	85,985
7,780	Life Technologies Corporation, (2)	363,248
6,150	Waters Corporation, (2)	435,297
Total Life Sciences Tools & Services	884,530
Machinery – 0.8%
6,743	AGCO Corporation, (2)	263,044
2,240	Bucyrus International, Inc.	155,344
4,150	Caterpillar Inc.	326,522
11,610	Cummins Inc.	1,051,634
3,900	Danaher Corporation	158,379
3,890	Deere & Company	271,444
3,230	Eaton Corporation	266,443
35,991	Kone OYJ	1,859,554
2,390	Nordson Corporation	176,119
8,500	Parker Hannifin Corporation	595,510
14,140	Timken Company	542,410
11,080	Vallourec SA	1,100,688
Total Machinery	6,767,091
Marine – 0.1%
8,660	Genco Shipping and Trading Limited, (2)	138,040
68,000	Stolt-Nielsen S.A.	1,078,190
Total Marine	1,216,230
Media – 0.6%
13,900	Cablevision Systems Corporation	364,041
23,615	Comcast Corporation, Class A	426,959
34,276	DIRECTV Group, Inc., (2)	1,426,910
3,600	Madison Square Garden Inc., (2)	75,888
16,449	Readers Digest Association Inc., (2), (16)	320,756
10,180	Scripps Networks Interactive, Class A Shares	484,364
1,322	Time Warner Cable, Class A	71,375
184,860	WPP Group PLC	2,045,843
Total Media	5,216,136
Metals & Mining – 3.8%
31,000	AngloGold Ashanti Limited, Sponsored ADR, (3)	1,433,440
133,296	Barrick Gold Corporation, (3)	6,170,272
44,513	BHP Billiton PLC, ADR	1,674,065
17,235	Freeport-McMoRan Copper & Gold, Inc.	1,471,697
220,631	Gold Fields Limited, Sponsored ADR, (3)	3,369,035
31,200	Ivanhoe Mines Ltd., (2), (3)	730,392
15,729	Kinross Gold Corporation	295,548
5,413	Newcrest Mining Limited, Sponsored ADR, (16)	208,401
18,000	Newcrest Mining Limited	690,174
79,016	Newmont Mining Corporation, (3)	4,962,995
7,283	NovaGold Resources Inc.	63,653
538,658	NovaGold Resources Inc., 144A (2)	4,707,871
46,837	Polyus Gold Company, ADR, (16)	1,215,420
13,150	POSCO, ADR	1,498,837
31,660	Rio Tinto Limited	2,349,236
3,675	Silver Standard Resources, Inc., (2)	73,427
5,310	Steel Dynamics Inc.	74,924
97,730	Sterlite Industries India Ltd., ADR	1,463,995
20,000	United States Steel Corporation	876,800
14,130	Walter Industries Inc.	1,148,628
Total Metals & Mining	34,478,810
Multiline Retail – 0.3%
6,110	Big Lots, Inc., (2)	203,158
2,905	Dillard's, Inc., Class A	68,674
18,700	Macy's, Inc.	431,783
62,011	Next PLC	2,158,673
Total Multiline Retail	2,862,288
Multi-Utilities – 0.2%
15,781	Ameren Corporation	448,180
7,970	Consolidated Edison, Inc.	384,313
15,280	Dominion Resources, Inc.	667,125
3,470	Integrys Energy Group, Inc.	180,648
2,480	OGE Energy Corp.	98,878
3,000	Sempra Energy	161,400
Total Multi-Utilities	1,940,544
Office Electronics – 0.1%
23,343	Canon Inc.	1,089,135
Oil, Gas & Consumable Fuels – 4.2%
56,569	Arch Coal Inc., (3)	1,510,958
66,040	BG Group PLC	1,160,356
157,723	BP PLC Sponsored ADR, (3)	6,493,456
199,873	Cameco Corporation, (3)	5,542,478
12,948	Chesapeake Energy Corporation	293,272
45,037	Chevron Corporation, (3)	3,650,249
4,710	Cimarex Energy Company	311,708
24,879	ConocoPhillips, (3)	1,428,801
22,890	Continental Resources Inc., (2)	1,061,180
4,830	Devon Energy Corporation	312,694
34,890	EnCana Corporation	1,054,262
66,200	Gazprom OAO, ADR	1,389,538
10,345	Hess Corporation	611,596
9,670	Newfield Exploration Company, (2)	555,445
40,100	Nexen Inc., (3)	806,010
4,525	Occidental Petroleum Corporation	354,308
1,706	Peabody Energy Corporation	83,611
7,492	Petrobras Energia S.A., ADR	123,918
13,500	Petrohawk Energy Corporation, (2)	217,890
1,700,000	PT Medco Energi Internasional TBK	633,333
7,865	Rosetta Resources, Inc., (2)	184,749
17,600	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	1,034,704
3,300	SM Energy Company	123,618
61,190	StatoilHydro ASA	1,276,623
47,046	StatoilHydro ASA, Sponsored ADR	987,025
4,850	Stone Energy Corporation, (2)	71,441
74,576	Suncor Energy, Inc., (3)	2,427,449
213,096	Tesoro Corporation, (3)	2,846,963
7,825	Total SA	403,282
840	Whiting Petroleum Corporation, (2)	80,228
5,920	World Fuel Services Corporation	153,979
508,213	Yanzhou Coal Mining Company	1,247,140
Total Oil, Gas & Consumable Fuels	38,432,264
Personal Products – 0.0%
1,570	Medifast, Inc.	42,594
11,520	Prestige Brands Holdings Inc.	113,933
Total Personal Products	156,527
Pharmaceuticals – 1.8%
21,000	AstraZeneca Group, Sponsored ADR, (3)	1,064,700
37,930	AstraZeneca Group	1,926,656
30,052	Bristol-Myers Squibb Company	814,710
33,535	Eli Lilly and Company, (3)	1,225,034
40,200	Forest Laboratories, Inc., (2), (3)	1,243,386
22,560	Johnson & Johnson	1,397,818
21,236	Novartis AG	1,217,777
12,720	Novo Nordisk A/S	1,262,274
7,045	Perrigo Company	452,430
170,658	Pfizer Inc., (3)	2,930,198
20,817	Sanofi-Aventis, S.A.	1,387,013
21,610	Watson Pharmaceuticals Inc., (2)	914,319
Total Pharmaceuticals	15,836,315
Professional Services – 0.0%
8,950	Acacia Research, (2)	157,520
1,580	Towers Watson & Company, Class A Shares	77,704
Total Professional Services	235,224
Real Estate – 0.6%
11,160	Annaly Capital Management Inc.	196,416
29,900	Apartment Investment & Management Company, Class A	639,262
7,410	Boston Properties, Inc.	615,919
4,940	Camden Property Trust	236,972
10,970	Digital Realty Trust Inc.	676,849
11,180	Duke Realty Corporation	129,576
2,830	Equity Lifestyles Properties Inc.	154,178
1,430	Essex Property Trust Inc.	156,499
2,200	Home Properties New York, Inc.	116,380
8,950	Inland Real Estate Corporation	74,375
5,670	LaSalle Hotel Properties	132,621
4,410	Parkway Properties Inc.	65,268
2,362	PS Business Parks Inc.	133,618
5,770	Ramco-Gershenson Properties Trust	61,797
8,000	Rayonier Inc.	400,960
2,909	Simon Property Group, Inc.	269,781
2,450	Taubman Centers Inc.	109,295
4,460	Walter Investment Management Corporation	78,005
111,300	Westfield Group	1,318,894
Total Real Estate	5,566,665
Real Estate Management & Development – 0.2%
67,160	Brookfield Properties Corporation	1,048,947
119,956	Hysan Development Company	428,257
Total Real Estate Management & Development	1,477,204
Road & Rail – 0.1%
545	Canadian Pacific Railway Limited	33,207
2,870	Genesee & Wyoming Inc.	124,529
12,140	Kansas City Southern Industries, (2)	454,157
8,320	Norfolk Southern Corporation	495,123
426	Union Pacific Corporation	34,847
Total Road & Rail	1,141,863
Semiconductors & Equipment – 0.8%
46,880	ASM Lithography Holding NV	1,400,250
32,185	Broadcom Corporation, Class A	1,139,027
43,080	Intel Corporation	828,428
27,290	KLA-Tencor Corporation	961,427
35,220	Marvell Technology Group Ltd., (2)	616,702
12,110	Micron Technology, Inc., (2)	87,313
21,600	Novellus Systems, Inc., (2)	574,128
11,100	ON Semiconductor Corporation, (2)	80,031
104,020	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	1,054,763
4,510	Xilinx, Inc.	120,011
Total Semiconductors & Equipment	6,862,080
Software – 0.4%
1,690	Advent Software Inc., (2)	88,201
5,240	Ansys Inc., (2)	221,390
4,550	CommVault Systems, Inc., (2)	118,437
2,850	Manhattan Associates Inc., (2)	83,648
95,391	Microsoft Corporation, (3)	2,336,126
10,530	Rovi Corporation, (2)	530,817
3,755	Salesforce.com, Inc., (2)	419,809
3,510	VirnetX Holding Corporation	51,526
Total Software	3,849,954
Specialty Retail – 0.3%
6,750	Advance Auto Parts, Inc.	396,090
7,020	Best Buy Co., Inc.	286,627
2,230	Guess Inc.	90,605
14,630	Home Depot, Inc.	463,478
1,400	J. Crew Group Inc., (2)	47,068
3,740	OfficeMax Inc., (2)	48,957
4,220	PetSmart Inc.	147,700
7,860	Talbots, Inc., (2)	102,966
38,710	Williams-Sonoma Inc.	1,227,107
Total Specialty Retail	2,810,598
Textiles, Apparel & Luxury Goods – 0.4%
2,970	Deckers Outdoor Corporation, (2)	148,381
3,140	Fossil Inc., (2)	168,901
7,180	Jones Apparel Group, Inc.	141,015
13,340	Liz Claiborne, Inc.	81,107
9,710	LVMH Moet Hennessy	1,424,318
516,358	Yue Yuen Industrial Holdings Limited	1,910,009
Total Textiles, Apparel & Luxury Goods	3,873,731
Thrifts & Mortgage Finance – 0.0%
11,070	People's United Financial, Inc.	144,906
Tobacco – 0.5%
41,410	Altria Group, Inc.	994,668
33,910	British American Tobacco PLC	1,264,877
30,795	Philip Morris International	1,725,136
7,380	Reynolds American Inc.	438,298
Total Tobacco	4,422,979
Trading Companies & Distributors – 0.3%
3,090	Applied Industrial Technologies Inc.	94,554
193,464	Mitsui & Company Limited	2,878,322
Total Trading Companies & Distributors	2,972,876
Water Utilities – 0.0%
823	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	37,455
Wireless Telecommunication Services – 0.5%
9,722	Millicom International Cellular S.A.	927,436
19,414	Millicom International Cellular S.A.	1,862,773
1,400	TIM Participacoes S.A., ADR	46,186
4,123	Turkcell Iletisim Hizmetleri A.S., ADR	69,101
460,240	Vodafone Group PLC	1,135,819
Total Wireless Telecommunication Services	4,041,315
Total Common Stocks (cost $281,803,566)	308,519,322

Shares	Description (1)	Coupon	Ratings (4)	Value
Convertible Preferred Securities – 1.8% (1.4% of Total Investments)
Capital Markets – 0.1%
7,200	Affiliated Managers Group Inc., Convertible Bond	5.100%	BB	$ 298,800
5,800	AMG Capital Trust II, Convertible Bond	5.150%	BB	210,613
Total Capital Markets	509,413
Commercial Banks – 0.8%
3,500,000	Credit Suisse AG	7.875%	BBB+	3,625,475
5,150	Fifth Third Bancorp, Convertible Bond	8.500%	Ba1	662,342
2,750	Wells Fargo & Company, Convertible Bond	7.500%	A-	2,766,500
Total Commercial Banks	7,054,317
Communications Equipment – 0.2%
2,775	Lucent Technologies Capital Trust I	7.750%	B3	2,247,750
Diversified Financial Services – 0.3%
2,950	Bank of America Corporation	7.250%	BB	2,898,375
Food Products – 0.0%
5,300	Bunge Limited, Convertible Bonds	4.875%	Ba1	462,425
Health Care Providers & Services – 0.0%
8,350	Omnicare Capital Trust II, Series B	4.000%	B	308,867
Independent Power Producers & Energy Traders – 0.0%
8,250	AES Trust III, Convertible Preferred	6.750%	B	401,610
Insurance – 0.1%
5,150	Aspen Insurance Holdings Limited	5.625%	BBB-	287,782
4,000	Reinsurance Group of America Inc.	5.750%	BBB	259,120
Total Insurance	546,902
Multi-Utilities – 0.1%
7,450	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	753,381
Oil, Gas & Consumable Fuels – 0.1%
400	El Paso Corporation, 144A	4.990%	B	460,600
300	El Paso Corporation	4.990%	B	345,450
Total Oil, Gas & Consumable Fuels	806,050
Real Estate – 0.1%
27,361	Commonwealth REIT, Convertble Debt	6.500%	Baa3	607,960
Total Convertible Preferred Securities (cost $15,340,267)	16,597,050

Shares	Description (1)	Coupon	Ratings (4)	Value
$25 Par (or similar) Preferred Securities – 34.8% (26.3% of Total Investments)
Capital Markets – 3.3%
91,000	Ameriprise Financial, Inc.	7.750%	A	$ 2,553,460
72,200	BNY Capital Trust V, Series F	5.950%	A1	1,818,718
96,244	Credit Suisse	7.900%	A3	2,633,236
886,830	Deutsche Bank Capital Funding Trust II	6.550%	BBB	21,780,545
8,300	Deutsche Bank Capital Funding Trust IX	6.625%	BBB	205,425
20,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A3	478,877
7,500	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	178,200
600	Morgan Stanley Capital Trust III	6.250%	BBB	14,490
2,700	Morgan Stanley Capital Trust IV	6.250%	BBB	65,070
Total Capital Markets	29,728,021
Commercial Banks – 4.1%
407,582	Banco Santander Finance	10.500%	A-	11,526,419
14,600	Barclays Bank PLC	7.750%	A-	370,256
24,100	Barclays Bank PLC	7.100%	A+	600,090
59,300	BB&T Capital Trust VI	9.600%	A3	1,695,980
73,300	BB&T Capital Trust VII	8.100%	A3	2,028,211
108,000	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	4,883,630
31,000	Cobank Agricultural Credit Bank	11.000%	A	1,703,063
2,000,000	HSBC Bank PLC	1.000%	A	1,195,000
401,487	HSBC Finance Corporation	6.875%	A	10,173,681
15,000	HSBC Holdings PLC	8.000%	A-	404,700
22,700	HSBC Holdings PLC	6.200%	A-	553,880
79,592	Merrill Lynch Preferred Capital Trust V	7.280%	Baa3	1,969,902
500,000	National Australia Bank	8.000%	A+	538,325
400	National City Capital Trust II	6.625%	BBB	9,964
Total Commercial Banks	37,653,101
Diversified Financial Services – 2.7%
5,400	Citigroup Capital Trust XII	8.500%	Ba1	142,614
117,000	Citigroup Capital XIII	7.875%	Ba1	2,964,580
16,300	Citigroup Capital XVII	6.350%	Ba1	378,160
32,600	Countrywide Capital Trust IV	6.750%	Baa3	785,334
644,975	ING Groep N.V	7.050%	Ba1	15,427,802
100	JP Morgan Chase & Company	7.900%	BBB+	107,527
115,500	JP Morgan Chase Capital Trust XI	5.875%	A2	2,865,555
38,700	JP Morgan Chase Capital Trust XXIX	6.700%	A2	982,980
36,250	Merrill Lynch Capital Trust II	6.450%	Baa3	871,813
Total Diversified Financial Services	24,526,365
Diversified Telecommunication Services – 0.1%
27,599	BellSouth Capital Funding (CORTS)	7.120%	A	702,913
9,464	BellSouth Corporation (CORTS)	7.000%	A	237,192
Total Diversified Telecommunication Services	940,105
Electric Utilities – 0.2%
59,800	Entergy Texas Inc.	7.875%	BBB+	1,763,502
Food Products – 0.2%
25,000	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,208,595
Insurance – 7.6%
624,430	Aegon N.V.	6.375%	BBB	14,599,173
16,100	Allianz SE	8.375%	A+	438,725
6,500	Arch Capital Group Limited, Series B	7.875%	BBB	166,400
353,466	Arch Capital Group Limited	8.000%	BBB	9,031,056
71,300	Assured Guaranty Municipal Holdings	6.250%	A+	1,676,263
4,000	Axis Capital Holdings Limited	7.250%	BBB	100,040
3,000	Credit Suisse First Boston Debenture Backed Structured Asset Trust	0.000%	Aa1	75,900
307,998	Delphi Financial Group, Inc.	8.000%	BBB	7,900,149
277,157	EverestRe Capital Trust II	6.200%	Baa1	6,712,743
651,374	PartnerRe Limited, Series C	6.750%	BBB+	16,492,790
62,457	PLC Capital Trust III	7.500%	BBB	1,575,790
5,800	PLC Capital Trust IV	7.250%	BBB	145,000
364,959	RenaissanceRe Holdings Limited, Series B	7.300%	BBB+	9,200,616
2,000	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	46,940
32,400	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	807,408
Total Insurance	68,968,993
Media – 4.6%
6,800	CBS Corporation	7.250%	BBB-	170,952
464,395	CBS Corporation	6.750%	BBB-	11,749,194
481,431	Comcast Corporation	7.000%	BBB+	12,579,792
97,000	Comcast Corporation	6.625%	BBB+	2,516,180
577,046	Viacom Inc.	6.850%	BBB+	15,135,917
Total Media	42,152,035
Multi-Utilities – 1.2%
216,300	Dominion Resources Inc.	8.375%	BBB	6,296,493
158,561	Xcel Energy Inc.	7.600%	BBB	4,369,941
Total Multi-Utilities	10,666,434
Oil, Gas & Consumable Fuels – 1.2%
429,300	Nexen Inc.	7.350%	BB+	10,869,876
Real Estate – 9.6%
632,300	Commomwealth REIT	7.125%	Baa3	15,624,133
98,785	Developers Diversified Realty Corporation, Series G	8.000%	Ba1	2,478,516
1,400	Harris Preferred Capital Corporation, Series A	7.375%	A-	35,504
340,287	Kimco Realty Corporation, Series F	6.650%	Baa2	8,306,406
109,832	Kimco Realty Corporation, Series G	7.750%	Baa2	2,813,896
29,562	Kimco Realty Corporation, Series H	6.900%	Baa2	731,068
32,982	Prologis Trust, Series C	8.540%	Baa3	1,731,555
216,310	Public Storage, Inc.	6.750%	Baa1	5,494,274
33,774	Public Storage, Inc., Series C	6.600%	Baa1	848,741
43,700	Public Storage, Inc., Series E	6.750%	Baa1	1,092,500
9,359	Public Storage, Inc., Series H	6.950%	Baa1	235,940
205,058	Realty Income Corporation	6.750%	Baa2	5,196,170
113,040	Regency Centers Corporation	7.450%	Baa3	2,848,043
103,728	Vornado Realty LP	7.875%	BBB	2,771,612
857,862	Wachovia Preferred Funding Corporation	7.250%	A-	22,167,154
583,830	Weingarten Realty Trust, Preferred Securities	6.750%	Baa3	14,414,760
Total Real Estate	86,790,272
Wireless Telecommunication Services – 0.0%
1,500	Telephone and Data Systems Inc.	7.600%	Baa2	37,710
Total $25 Par (or similar) Preferred Securities (cost $312,935,989)	316,305,009

Weighted
Principal	Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
Variable Rate Senior Loan Interests – 6.9% (5.2% of Total Investments) (6)
Aerospace & Defense – 0.2%
$ 276	Aveos Fleet Performance, Inc., ABL Term Loan	11.250%	3/12/13	B	$ 275,522
286	Aveos Fleet Performance, Inc., Term Loan	8.500%	3/12/15	B	267,338
574	DAE Aviation Holdings, Inc., Term Loan B1	4.230%	7/31/14	B	529,947
556	DAE Aviation Holdings, Inc., Term Loan B2	4.230%	7/31/14	B	513,161
600	McKechnie Aerospace Holdings, Inc., Term Loan	5.260%	5/11/15	N/R	593,887
2,292	Total Aerospace & Defense	2,179,855
Airlines – 0.1%
968	Delta Air Lines, Inc., Term Loan	3.507%	4/30/14	B	913,078
Automobiles – 0.1%
1,101	Ford Motor Company, Term Loan	3.030%	12/15/13	Ba1	1,081,862
Building Products – 0.2%
1,333	Building Materials Corporation of America, Term Loan	3.063%	2/22/14	BBB	1,317,358
Chemicals – 0.0%
397	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B2	343,125
Communications Equipment – 0.2%
1,974	Avaya, Inc., Term Loan	3.058%	10/24/14	B1	1,754,367
Containers & Packaging – 0.1%
150	Reynolds Group Holdings, Inc., Term Loan A, WI/DD	TBD	TBD	Ba3	150,281
900	Reynolds Group Holdings, Inc., Term Loan D, WI/DD	TBD	TBD	Ba3	905,412
1,050	Total Containers & Packaging	1,055,693
Diversified Consumer Services – 0.1%
960	Cengage Learning Acquisitions, Inc., Term Loan	2.540%	7/03/14	B+	864,945
Diversified Financial Services – 0.1%
1,050	Pinafore LLC, Term Loan, WI/DD	TBD	TBD	BB	1,060,824
Electric Utilities – 0.2%
375	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	367,367
970	TXU Corporation, Term Loan B2	3.923%	10/10/14	B+	754,916
1,338	TXU Corporation, Term Loan B3	3.758%	10/10/14	B+	1,038,526
2,683	Total Electric Utilities	2,160,809
Electrical Equipment – 0.0%
231	Allison Transmission Holdings, Inc., Term Loan	3.020%	8/07/14	B	217,710
Food Products – 0.2%
900	NBTY, Inc., Term Loan, WI/DD	TBD	TBD	BB-	910,446
1,000	Pierre Foods, Inc., Term Loan, WI/DD	TBD	TBD	B+	990,000
1,900	Total Food Products	1,900,446
Health Care Providers & Services – 0.6%
65	Community Health Systems, Inc., Delayed Term Loan	2.549%	7/25/14	BB	61,423
1,302	Community Health Systems, Inc., Term Loan	2.549%	7/25/14	BB	1,236,939
471	Concentra, Inc., Term Loan	2.540%	6/25/14	Ba3	457,033
750	HCA, Inc., Tranche B1, Term Loan, WI/DD	TBD	TBD	BB	724,688
514	Health Management Associates, Inc., Term Loan	2.039%	2/28/14	BB-	486,426
181	IASIS Healthcare LLC, Delayed Term Loan	2.256%	3/14/14	Ba2	174,118
49	IASIS Healthcare LLC, Letter of Credit	2.256%	3/14/14	Ba2	47,500
524	IASIS Healthcare LLC, Term Loan	2.256%	3/14/14	Ba2	503,068
981	Select Medical Corporation, Term Loan B2	2.339%	2/24/12	Ba2	969,384
585	Select Medical Corporation, Term Loan	2.339%	2/24/12	Ba2	577,997
5,422	Total Health Care Providers & Services	5,238,576
Hotels, Restaurants & Leisure – 0.5%
1,435	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	1,423,827
507	Harrah's Operating Company, Inc., Term Loan B2	3.498%	1/28/15	B	438,163
134	Travelport LLC, Letter of Credit	2.789%	8/23/13	Ba3	129,460
669	Travelport LLC, Term Loan	2.760%	8/23/13	Ba3	645,201
509	Venetian Casino Resort LLC, Delayed Term Loan	3.030%	11/23/16	B	463,606
1,757	Venetian Casino Resort LLC, Tranche B, Term Loan	3.030%	11/23/16	B	1,600,621
5,011	Total Hotels, Restaurants & Leisure	4,700,878
Insurance – 0.2%
1,502	Conseco, Inc., Term Loan	7.500%	10/10/13	B2	1,477,651
IT Services – 0.5%
731	First Data Corporation, Term Loan B1	3.006%	9/24/14	B+	645,539
483	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, WI/DD	TBD	TBD	B+	445,908
821	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan, DD1	6.100%	7/28/15	B+	726,418
476	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien, WI/DD	TBD	TBD	B+	439,714
1,573	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, DD1	6.100%	7/28/15	B+	1,431,659
786	SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	760,319
4,870	Total IT Services	4,449,557
Leisure Equipment & Products – 0.1%
486	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	490,603
384	Herbst Gaming, Inc., Delayed Term Loan, (7)	10.500%	12/02/11	N/R	213,752
442	Herbst Gaming, Inc., Term Loan, (7)	10.500%	12/02/11	N/R	246,011
1,312	Total Leisure Equipment & Products	950,366
Media – 1.5%
559	Cequel Communications LLC, Term Loan B	2.258%	11/05/13	BB-	544,995
2,947	Charter Communications Operating Holdings LLC, Term Loan C	3.540%	9/06/16	BB+	2,882,536
363	Charter Communications Operating Holdings LLC, Term Loan	2.260%	3/06/14	BB+	354,946
548	Citadel Broadcasting Corporation, Term Loan, (17)	11.000%	6/03/15	BB+	579,418
685	Gray Television, Inc., Term Loan B	3.760%	12/31/14	B	658,008
790	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (7), (8)	18.500%	4/09/12	N/R	348,474
34	Nielsen Finance LLC, Term Loan A	2.258%	8/09/13	BB-	32,840
1,234	Nielsen Finance LLC, Term Loan B	4.008%	5/02/16	BB-	1,205,035
546	Nielsen Finance LLC, Term Loan C	4.008%	5/02/16	BB-	527,238
944	Philadelphia Newspapers, Term Loan, (7), (9)	6.500%	6/29/13	N/R	259,628
347	SuperMedia, Term Loan	11.000%	12/31/15	B-	270,845
1,425	Tribune Company, Term Loan B, (7), (9)	3.000%	6/04/14	Ca	932,358
5,332	Univision Communications, Inc., Term Loan	2.506%	9/29/14	B2	4,684,471
15,754	Total Media	13,280,792
Metals & Mining – 0.1%
1,299	John Maneely Company, Term Loan	3.775%	12/09/13	B	1,268,376
Oil, Gas & Consumable Fuels – 0.2%
1,950	CCS Income Trust, Term Loan	3.256%	11/14/14	B	1,686,642
Pharmaceuticals – 0.3%
1,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,050,000
906	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	911,056
294	Warner Chilcott Corporation, Term Loan B4	6.500%	2/22/16	BB	295,825
2,200	Total Pharmaceuticals	2,256,881
Real Estate Management & Development – 0.3%
1,207	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	1,174,450
1,626	Realogy Corporation, Delayed Term Loan	3.309%	10/10/13	B1	1,453,026
2,833	Total Real Estate Management & Development	2,627,476
Road & Rail – 0.3%
998	Hertz Corporation, Term Loan, WI/DD	TBD	TBD	Ba1	977,549
1,900	Swift Transportation Company, Inc., Term Loan	8.250%	5/12/14	B	1,859,742
2,898	Total Road & Rail	2,837,291
Specialty Retail – 0.6%
1,157	Toys "R" Us - Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,161,005
2,360	Burlington Coat Factory Warehouse Corporation, Term Loan	2.535%	5/28/13	B-	2,277,030
887	Michaels Stores, Inc., Term Loan B1	2.634%	10/31/13	B	858,850
1,194	Michaels Stores, Inc., Term Loan B2	4.884%	7/31/16	B	1,172,741
5,598	Total Specialty Retail	5,469,626
Wireless Telecommunication Services – 0.2%
2,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.906%	11/13/15	Caa1	1,582,750
$ 68,588	Total Variable Rate Senior Loan Interests (cost $64,535,420)	62,676,934

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
Convertible Bonds – 10.4% (7.9% of Total Investments)
Aerospace & Defense - 0.2%
$ 350	Alliant Techsystems Inc., Convertible Bonds	2.750%	9/15/11	BB-	$ 355,688
250	Alliant Techsystems Inc., Convertible Bonds	2.750%	2/15/24	BB-	251,563
900	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	911,250
1,500	Total Aerospace & Defense	1,518,501
Auto Components – 0.1%
500	BorgWarner Inc.	3.500%	4/15/12	BBB	835,000
Automobiles – 0.4%
2,100	Ford Motor Company, Convertible Bonds	4.250%	11/15/16	B	3,144,750
350	Ford Motor Company, Convertible Bonds	4.250%	12/15/36	B	521,063
2,450	Total Automobiles	3,665,813
Beverages – 0.0%
250	Molson Coors Brewing Company, Convertible Notes	2.500%	7/30/13	BBB-	282,188
Biotechnology – 0.3%
1,800	Amgen Inc.	0.375%	2/01/13	A+	1,793,250
400	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	499,000
2,200	Total Biotechnology	2,292,250
Capital Markets – 0.1%
450	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	457,875
Commercial Banks – 0.3%
1,790	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	1,814,613
300	SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	305,250
600	U.S. Bancorp, Convertible Bonds, Floating Rate	0.000%	12/11/35	Aa3	598,890
2,690	Total Commercial Banks	2,718,753
Commercial Services & Supplies – 0.1%
300	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	338,625
500	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	Ba3	485,625
800	Total Commercial Services & Supplies	824,250
Communications Equipment – 0.2%
400	Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	359,000
400	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	293,500
350	CommScope Inc.	3.250%	7/01/15	B	399,438
650	Liberty Media Corporation, Senior Debentures, Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB-	348,517
500	Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	455,625
2,300	Total Communications Equipment	1,856,080
Computers & Peripherals – 0.5%
1,000	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,317,500
600	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	828,750
500	EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	658,750
750	EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	1,035,938
850	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	784,125
3,700	Total Computers & Peripherals	4,625,063
Construction & Engineering – 0.0%
200	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	356,750
Consumer Finance – 0.0%
250	Americredit Corporation	0.750%	9/15/11	B-	250,000
Diversified Consumer Services – 0.0%
250	Sotheby's Holdings Inc., Convertible Bond	3.125%	6/15/13	BB-	315,313
Diversified Financial Services – 0.1%
600	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	594,750
350	PHH Corporation	4.000%	4/15/12	Ba2	410,813
950	Total Diversified Financial Services	1,005,563
Diversified Telecommunication Services – 0.2%
850	Qwest Communications International Inc.	3.500%	11/15/25	Ba3	1,118,813
350	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	410,375
1,200	Total Diversified Telecommunication Services	1,529,188
Electrical Equipment – 0.1%
487	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	438,909
323	General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	325,826
350	Roper Industries Inc.	0.000%	1/15/34	BB+	278,250
1,160	Total Electrical Equipment	1,042,985
Electronic Equipment & Instruments – 0.2%
450	Anixter International Inc., Convertible Bond	0.000%	7/07/33	B+	367,313
350	Itron Inc.	2.500%	8/01/26	B-	392,438
650	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	665,438
1,450	Total Electronic Equipment & Instruments	1,425,189
Energy Equipment & Services – 1.0%
1,280	Bristow Group Convertible Bond	3.000%	6/15/38	BB	1,161,600
396	Cameron International Corporation, Convertible Bonds	2.500%	6/15/26	BBB+	513,315
350	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	420,875
800	Nabors Industries Inc., 144A	0.940%	5/15/11	BBB	797,000
950	Nabors Industries Inc.	0.940%	5/15/11	BBB	946,438
500	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	486,875
900	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB	897,750
2,000	Transocean Inc.	1.500%	12/15/37	BBB	1,967,500
1,950	Transocean Inc.	1.500%	12/15/37	BBB	1,874,438
9,126	Total Energy Equipment & Services	9,065,791
Food Products – 0.3%
250	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	262,813
750	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	788,438
300	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	284,625
350	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B-	371,000
500	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB+	591,875
2,150	Total Food Products	2,298,751
Health Care Equipment & Supplies – 0.7%
250	Alere Inc., Convertible Bond	3.000%	5/15/16	B-	238,438
100	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	102,125
500	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	510,625
1,850	Hologic Inc.	2.000%	12/15/37	BB+	1,720,500
600	Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	BB-	603,750
1,216	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,223,600
2,000	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	2,007,500
6,516	Total Health Care Equipment & Supplies	6,406,538
Health Care Providers & Services – 0.5%
400	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	461,000
300	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	294,375
650	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	650,000
3,552	Omnicare, Inc.	3.250%	12/15/35	B+	3,072,480
250	PSS World Medical Inc. Convertible Note, 144A	3.125%	8/01/14	BB	296,250
5,152	Total Health Care Providers & Services	4,774,105
Hotels, Restaurants & Leisure – 0.3%
900	Carnival Corporation	2.000%	4/15/21	A3	921,375
250	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.500%	10/15/29	BB+	305,313
800	International Game Technology	3.250%	5/01/14	BBB	874,000
250	Wyndham Worldwide Corporation, Convertible Bond	3.500%	5/01/12	BBB-	557,813
2,200	Total Hotels, Restaurants & Leisure	2,658,501
Household Durables – 0.1%
400	D.R. Horton, Inc.	2.000%	5/15/14	BB-	441,000
250	Lennar Corporation	2.000%	12/01/20	BB-	236,563
650	Total Household Durables	677,563
Independent Power Producers & Energy Traders – 0.0%
300	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	408,750
Industrial Conglomerates – 0.1%
500	Textron Inc.	4.500%	5/01/13	BBB-	855,000
Insurance – 0.0%
300	Old Republic International Corporation	8.000%	5/15/12	BBB+	391,875
Internet Software & Services – 0.1%
500	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	554,375
450	Equinix Inc.t	4.750%	6/15/16	B-	640,125
950	Total Internet Software & Services	1,194,500
IT Services – 0.1%
150	Macrovision Corporation, Convertible Bonds	2.625%	8/15/11	BB-	270,563
250	Verifone Holdings Inc.	1.375%	6/15/12	B	248,750
400	Total IT Services	519,313
Life Sciences Tools & Services – 0.1%
400	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	393,500
300	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB-	340,125
700	Total Life Sciences Tools & Services	733,625
Machinery – 0.2%
600	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	711,000
250	Ingersoll Rand	4.500%	4/15/12	BBB+	510,625
500	Navistar International Corporation, Convertible Bond	3.000%	10/15/14	B1	564,375
200	Terex Corporation	4.000%	6/01/15	B	314,750
1,550	Total Machinery	2,100,750
Media – 0.2%
600	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	BB	652,500
850	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB-	489,813
400	Liberty Media Corporation	3.125%	3/30/23	BB-	442,500
550	Omnicom Group Inc., Convertible Bond	0.000%	7/01/38	BBB+	547,938
2,400	Total Media	2,132,751
Metals & Mining – 0.6%
350	Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	703,938
2,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,510,000
150	Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	222,000
450	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	666,000
600	Newmont Mining Corporation	1.250%	7/15/14	BBB+	876,750
250	Steel Dynamics, Inc.	5.125%	6/15/14	BB+	284,063
650	United States Steel Corporation	4.000%	5/15/14	BB	1,005,875
4,450	Total Metals & Mining	5,268,626
Multiline Retail – 0.0%
350	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B+	325,063
Oil, Gas & Consumable Fuels – 0.7%
400	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	449,000
450	Chesapeake Energy Corporation, Convertible Bonds	2.750%	11/15/35	BB	429,188
750	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	656,250
800	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	619,000
920	Goodrich Petroleum Corporation, Convertible	5.000%	10/01/29	N/R	841,800
500	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	446,250
800	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	896,000
300	Penn Virginia Corporation	4.500%	11/15/12	B	294,000
500	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	628,750
1,075	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	855,969
6,495	Total Oil, Gas & Consumable Fuels	6,116,207
Pharmaceuticals – 0.5%
600	Allergan Inc., Convertible Bond	1.500%	4/01/26	A+	688,500
500	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	470,000
600	Mylan Labs, Inc., Convertible Bonds, 144A	3.750%	9/15/15	BB-	948,750
550	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB-	572,688
950	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	A-	1,113,875
350	Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	426,125
175	Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B	335,344
3,725	Total Pharmaceuticals	4,555,282
Real Estate – 0.9%
1,250	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,328,125
850	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	862,750
250	Boston Properties Limited Partnership, Convertible Bonds	2.875%	2/15/37	A2	253,750
300	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	304,500
450	ERP Operating LP	3.850%	8/15/26	BBB+	463,320
200	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	222,250
200	Health Care REIT, Inc., Convertible Bonds	4.750%	7/15/27	Baa2	222,500
850	Host Hotels and Resorts Inc., Convertible Bond, 144A	2.625%	4/15/27	BB+	833,000
450	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	472,500
250	Prologis Trust, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	243,125
1,250	Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	1,215,625
250	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	274,688
200	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	239,750
800	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	918,000
7,550	Total Real Estate	7,853,883
Semiconductors & Equipment – 1.0%
2,237	Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B+	2,211,834
637	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B+	651,333
1,250	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,242,185
1,850	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	2,169,122
1,750	Micron Technology, Inc.	1.875%	6/01/14	B	1,564,060
750	ON Semiconductor Corporation	2.625%	12/15/26	B+	760,310
300	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	293,622
100	Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB	97,872
8,874	Total Semiconductors & Equipment	8,990,338
Software – 0.0%
300	Nuance Communications Inc.	2.750%	8/15/27	B-	327,375
Specialty Retail – 0.1%
500	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	550,625
Textiles, Apparel & Luxury Goods – 0.0%
336	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B+	328,020
Trading Companies & Distributors – 0.0%
290	WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	471,613
Wireless Telecommunication Services – 0.1%
850	Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB-	480,250
$ 88,914	Total Convertible Bonds (cost $87,003,840)	94,485,856

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
Corporate Bonds – 12.2% (9.2% of Total Investments)
Aerospace & Defense - 0.2%
$ 400	Bombardier Inc., CLass B Shares, 144A	7.500%	3/15/18	BB+	$ 432,000
800	Hawker Beechcraft Acquisition Company	8.500%	4/01/15	CCC-	621,000
1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	1,007,500
2,200	Total Aerospace & Defense	2,060,500
Airlines – 0.1%
600	Continental Airlines, inc., 144A	6.750%	9/15/15	Ba2	611,250
600	United Airlines Inc., 144A	12.000%	11/01/13	B3	666,000
1,200	Total Airlines	1,277,250
Auto Components – 0.3%
800	Cooper Standard Automitve	8.500%	5/01/18	B+	834,000
1,200	Titan Wheels International Inc., 144A, WI/DD	7.875%	10/01/17	B1	1,218,000
400	TRW Automotive Inc., 144A	8.875%	12/01/17	BB	440,000
2,400	Total Auto Components	2,492,000
Building Products – 0.0%
400	Libbey Glass Inc., 144A	10.000%	2/15/15	B	432,000
Chemicals – 0.7%
1,950	Hexion US Finance Corporation	8.875%	2/01/18	B3	1,920,750
1,550	Momentive Performance Materials	9.750%	12/01/14	Caa1	1,596,500
800	NOVA Chemicals Corporation	8.625%	11/01/19	B+	853,000
350	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B	364,000
1,400	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B	1,438,500
400	Solutia Inc.	7.875%	3/15/20	B+	429,500
6,450	Total Chemicals	6,602,250
Commercial Banks – 0.3%
2,300	LBG Capital I PLC, 144A	7.875%	11/01/20	BB-	2,277,000
Commercial Services & Supplies – 0.3%
300	International Lease Finance Corporation, 144A	8.625%	9/15/15	BB+	321,750
1,000	International Lease Finance Corporation, 144A	8.750%	3/15/17	BB+	1,075,000
800	Ticketmaster	10.750%	8/01/16	B1	880,000
2,100	Total Commercial Services & Supplies	2,276,750
Communications Equipment – 0.1%
350	Avaya Inc.	10.125%	11/01/15	CCC+	333,375
800	IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	861,000
1,150	Total Communications Equipment	1,194,375
Construction Materials – 0.1%
1,200	Headwaters Inc.	11.375%	11/01/14	B+	1,284,000
Consumer Finance – 0.0%
200	GMAC Inc.	8.000%	3/15/20	B	219,000
Containers & Packaging – 0.0%
400	Boise Paper Holdings Company	8.000%	4/01/20	BB-	416,000
Diversified Financial Services – 0.6%
600	Ally Financial Inc.	7.500%	9/15/20	B	642,000
650	CIT Group Inc.	7.000%	5/01/17	B+	639,438
3,800	Fortis Hybrid Financing	8.250%	8/27/49	BBB	3,828,500
5,050	Total Diversified Financial Services	5,109,938
Diversified Telecommunication Services – 0.6%
800	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	848,000
1,650	Cincinnati Bell Inc.	8.250%	10/15/17	B2	1,674,750
800	Frontier Communications Corporation	8.500%	4/15/20	BB	887,000
200	Insight Communications, 144A	9.375%	7/15/18	B-	213,500
800	IntelSat Jackson Holding, 144A	7.250%	10/15/20	B+	808,000
800	Windstream Corporation	7.875%	11/01/17	Ba3	838,000
5,050	Total Diversified Telecommunication Services	5,269,250
Electric Utilities – 0.2%
400	Calpine Corporation, 144A	7.875%	7/31/20	B+	413,000
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	1,034,302
1,200	Texas Competitive Electric Holdings	10.250%	11/01/15	CCC	792,000
2,600	Total Electric Utilities	2,239,302
Electrical Equipment – 0.1%
600	Energy Future Holdings	10.000%	1/15/20	B+	598,656
Electronic Equipment & Instruments – 0.1%
800	Kemet Corporation, Convertible Bonds, 144A	10.500%	5/01/18	B1	841,000
Energy Equipment & Services – 0.1%
800	Hercules Offshore LLC, 144A	10.500%	10/15/17	B2	668,000
Food & Staples Retailing – 0.2%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,012,500
Food Products – 0.4%
800	Dole Foods Company, 144A	8.000%	10/01/16	B+	841,000
2,243	Dole Foods Company	8.750%	7/15/13	B-	2,394,403
400	Tops Markets, 144A	10.125%	10/15/15	B	431,500
3,443	Total Food Products	3,666,903
Health Care Equipment & Supplies – 0.1%
500	Biomet Inc.	10.000%	10/15/17	B-	554,375
Health Care Providers & Services – 1.0%
350	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	375,375
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	2,130,000
1,000	HCA Inc.	9.250%	11/15/16	BB-	1,085,000
1,200	HCA Inc.	8.500%	4/15/19	BB	1,344,000
2,750	Select Medical Corporation	7.625%	2/01/15	B-	2,698,438
1,200	Select Medical Corporation	6.237%	9/15/15	CCC+	1,065,000
8,500	Total Health Care Providers & Services	8,697,813
Hotels, Restaurants & Leisure – 1.0%
900	Boyd Gaming Corporation	7.750%	12/15/12	B-	909,000
800	CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	736,000
800	GWR Operating Partnership, 144A	10.875%	4/01/17	BB-	818,000
1,550	Harrah's Operating Company, Inc.	11.250%	6/01/17	B	1,705,000
600	Landry's Restaurants Inc.	11.625%	12/01/15	B	636,000
200	MGM Mirage Inc., 144A	9.000%	3/15/20	B1	211,500
300	MGM Mirage Inc.	6.750%	9/01/12	CCC+	285,000
400	Peninsula Gaming LLC	8.375%	8/15/15	BB	418,000
400	Penn National Gaming Inc.	8.750%	8/15/19	BB-	427,000
800	Pinnacle Entertainment Inc.	8.750%	5/15/20	B	792,000
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.793%	3/15/14	BB	1,544,375
400	Universal City Development Partners	8.875%	11/15/15	B3	414,500
8,900	Total Hotels, Restaurants & Leisure	8,896,375
Household Products – 0.1%
1,150	Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B	1,180,188
Independent Power Producers & Energy Traders – 0.1%
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	1,027,500
Internet Software & Services – 0.2%
2,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,420,000
IT Services – 0.9%
500	Fidelity National Information Services Inc., 144A	7.875%	7/15/20	Ba2	541,250
400	Fidelity National Information Services Inc.	7.625%	7/15/17	Ba2	429,000
1,200	First Data Corporation, 144A	8.875%	8/15/20	B+	1,251,000
887	First Data Corporation, DD1	10.550%	9/24/15	B-	721,492
1,359	Global Cash Access LLC	8.750%	3/15/12	B	1,352,205
400	ManTech International Company	7.250%	4/15/18	BB+	417,000
750	Seagate HDD Cayman	6.875%	5/01/20	BB+	736,875
2,250	Sungard Data Systems Inc.	9.125%	8/15/13	B	2,309,063
7,746	Total IT Services	7,757,885
Machinery – 0.2%
2,000	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	1,950,000
Media – 0.3%
400	Allbritton Communications Company, 144A	8.000%	5/15/18	B	403,000
300	Cablevision Systems Corporation	7.750%	4/15/18	B+	318,750
200	Cablevision Systems Corporation	8.000%	4/15/20	B+	216,250
700	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	549,500
350	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	375,375
1,975	Medianews Group Inc., (10), (17)	6.375%	4/01/14	CC	198
200	NexStar Mission Broadcast, 144A	8.875%	4/15/17	B	209,500
600	Nielsen Finance LLC Co, WI/DD	7.750%	10/15/18	B	595,602
4,725	Total Media	2,668,175
Metals & Mining – 0.6%
400	Consol Energy Inc., 144A	8.000%	4/01/17	BB	435,000
400	Consol Energy Inc., 144A	8.250%	4/01/20	BB	439,000
600	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	606,000
3,700	MagIndustries Corporation, (10)	11.000%	12/14/12	N/R	3,623,251
5,100	Total Metals & Mining	5,103,251
Multiline Retail – 0.7%
2,150	Neiman Marcus Group Inc., Term Loan	9.000%	10/15/15	B-	2,244,063
2,050	Sears Holding Corporation, 144A, WI/DD	6.625%	10/15/18	BB+	2,066,011
800	Sprectum Brands Inc., 144A	9.500%	6/15/18	B	859,000
1,000	Toys R Us Property Company II LLC, 144A	8.500%	12/01/17	Ba1	1,062,500
6,000	Total Multiline Retail	6,231,574
Multi-Utilities – 0.1%
800	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	792,000
Oil, Gas & Consumable Fuels – 0.5%
400	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB-	441,406
450	Chaparral Energy Inc.	8.500%	12/01/15	B+	439,875
1,650	Chaparral Energy Inc.	8.875%	2/01/17	B+	1,612,875
600	OPTI Canada Inc.	7.875%	12/15/14	B-	454,500
300	Western Refining Inc., 144A	10.750%	6/15/14	BB-	286,500
700	Western Refining Inc.	11.250%	6/15/17	B	661,500
1,000	Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,060,000
5,100	Total Oil, Gas & Consumable Fuels	4,956,656
Paper & Forest Products – 0.2%
1,000	Georgia-Pacific Corporation	7.700%	6/15/15	BB	1,112,500
600	Solo Cup Company	8.500%	2/15/14	CCC+	517,500
1,600	Total Paper & Forest Products	1,630,000
Personal Products – 0.2%
1,200	Prestige Brands Inc.	8.250%	4/01/18	B+	1,248,000
400	Revlon Consumer Products	9.750%	11/15/15	B-	422,000
1,600	Total Personal Products	1,670,000
Pharmaceuticals – 0.1%
600	Angiotech Pharmaceuticals Inc., (15)	7.750%	4/01/14	C	223,500
600	Mylan Inc., 144A	7.875%	7/15/20	BB-	645,750
400	Warner Chilcott Company LLC, 144A	7.750%	9/15/18	B+	413,000
1,600	Total Pharmaceuticals	1,282,250
Real Estate – 0.1%
800	Entertainment Properties Trust, 144A	7.750%	7/15/20	Baa3	813,000
Road & Rail – 0.2%
600	Avis Budget Car Rental	9.625%	3/15/18	B	637,500
1,200	Swift Transportation Company, 144A	8.126%	5/15/15	CCC	1,125,000
1,800	Total Road & Rail	1,762,500
Semiconductors & Equipment – 0.2%
350	Amkor Technology Inc., 144A	7.375%	5/01/18	BB-	356,125
1,400	Freescale Semiconductor Inc.	9.250%	4/15/18	B2	1,463,000
200	NXP BV	3.276%	10/15/13	CCC+	189,750
1,950	Total Semiconductors & Equipment	2,008,875
Specialty Retail – 0.3%
600	Brookstone Company Inc.	12.000%	10/15/12	Caa3	519,000
900	Claires Stores, Inc.	9.250%	6/01/15	CCC+	824,621
800	Claires Stores, Inc.	10.500%	6/01/17	CCC	694,000
200	Express LLC	8.750%	3/01/18	B	212,000
800	Michael's Stores	11.375%	11/01/16	CCC	873,000
3,300	Total Specialty Retail	3,122,621
Textiles, Apparel & Luxury Goods – 0.0%
400	Hanesbrands Inc.	8.000%	12/15/16	B+	424,500
Wireless Telecommunication Services – 0.7%
1,000	Clearwire Communications Finance	12.000%	12/01/15	B-	1,085,000
1,500	IPCS, Inc.	2.591%	5/01/13	Ba2	1,432,500
2,450	Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,670,500
800	Trilogy International Partners LLC	10.250%	8/15/16	CCC+	748,000
5,750	Total Wireless Telecommunication Services	5,936,000
$ 112,664	Total Corporate Bonds (cost $106,884,249)	110,822,212

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
Capital Preferred Securities – 25.1% (19.0% of Total Investments)
Capital Markets – 0.5%
$ 6,445	Credit Suisse Guernsey	1.066%	5/15/17	A3	$ 4,551,781
Commercial Banks – 11.0%
2,155	AgFirst Farm Credit Bank	8.393%	12/15/11	A	2,106,513
2,600	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,279,134
2,784	Banco Santander Finance	10.500%	9/29/49	A-	3,162,012
1,500	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	1,545,000
3,500	Barclays Bank PLC	6.278%	12/15/34	A-	3,132,500
800	BB&T Capital Trust I	5.850%	8/18/35	A3	773,068
300	BB&T Capital Trust IV	6.820%	6/12/37	A3	301,125
3,350	BBVA International Unipersonal	5.919%	4/18/17	A-	2,899,740
2,300	BNP Paribas, 144A	7.195%	12/25/37	A	2,300,000
3,135	Credit Agricole, S.A, 144A	8.375%	12/31/49	A-	3,370,125
7,436	Credit Agricole, S.A	9.750%	12/26/54	A-	8,060,624
500	Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	530,000
6,200	First Empire Capital Trust I	8.234%	2/01/27	Baa2	6,037,076
600	First Union Institutional Capital II	7.850%	1/01/27	A-	624,994
3,100	Fulton Capital Trust I	6.290%	2/01/36	BBB-	2,518,471
300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	Ba2	267,000
1,000	HSBC Bank PLC	0.850%	6/11/49	A	600,000
550	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	721,875
900	NB Capital Trust II	7.830%	12/15/26	Baa3	930,420
4,200	Nordea Bank AB	8.375%	3/25/15	A-	4,517,100
8,000	North Fork Capital Trust II	8.000%	12/15/27	Baa3	8,140,000
2,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	1,938,584
8,645	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	11,271,775
600	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	505,011
11,624	Societe Generale	8.750%	10/07/49	BBB+	12,259,833
2,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	1,830,492
3,300	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	3,214,474
800	Suntrust Capital Trust VIII	6.100%	12/01/66	Baa3	746,334
-	(11)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Ba3	13,827,938
Total Commercial Banks	100,411,218
Diversified Financial Services – 1.3%
6	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	234,216
1,200	Bank One Capital III	8.750%	9/01/30	A2	1,457,118
7,500	JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	7,628,820
2,450	JP Morgan Chase Capital XXV	6.800%	10/01/37	A2	2,497,949
Total Diversified Financial Services	11,818,103
Diversified Telecommunication Services – 1.2%
10	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	10,871,799
Insurance – 10.3%
2,193	Allstate Corporation	6.125%	5/15/17	Baa1	2,050,455
2,600	AXA SA, 144A	6.463%	12/14/18	Baa1	2,281,500
1,000	AXA SA, 144A	6.379%	12/14/36	Baa1	877,500
15	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	1,317,200
4,000	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	3,280,000
7,825	Glen Meadows Pass Through Trust	6.505%	2/15/17	Ba1	6,260,000
8,000	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	8,010,740
4,500	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	4,297,500
3,500	Lincoln National Corporation	6.050%	4/20/17	BBB	3,088,750
7,300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	7,701,500
7,600	National Financial Services Inc.	6.750%	5/15/37	Baa2	6,646,390
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	957,275
6,400	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	5,691,770
2,500	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	2,493,750
5,600	Progressive Corporation	6.700%	6/15/67	A2	5,565,398
10,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	11,475,000
6,200	Prudential PLC	6.500%	6/29/49	A-	5,948,900
13,600	XL Capital Ltd	6.500%	10/15/57	BBB-	11,356,000
4,700	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	4,512,000
Total Insurance	93,811,628
Road & Rail – 0.7%
6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	6,447,898
U.S. Agency – 0.1%
1	Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,042,188
Total Capital Preferred Securities (cost $228,953,092)	228,954,615

Shares	Description (1)	Value
Investment Companies – 1.5% (1.1% of Total Investments)
354,750	BlackRock Credit Allocation Income Trust II	$ 3,710,685
298,160	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	5,038,904
259,567	John Hancock Preferred Income Fund III	4,534,635
Total Investment Companies (cost $17,741,876)	13,284,224

Shares	Description (1)	Value
Warrants – 0.1% (0.1% of Total Investments)
32,027	Citadel Broadcasting Corporation	$ 768,648
Total Warrants (cost $976,023)	768,648

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short–Term Investments – 5.4% (4.1% of Total Investments)
$ 28,772	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $28,771,888, collateralized by $27,580,000 U.S. Treasury Notes, 4.625%, due 2/29/12, value $29,347,878	0.080%	10/01/10	$ 28,771,824
20,511	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $20,511,049, collateralized by $19,175,000 U.S. Treasury Notes, 3.375%, due 11/15/19, value $20,924,719	0.080%	10/01/10	20,511,003
$ 49,283	Total Short-Term Investments (cost $49,282,827)	49,282,827
Total Investments (cost $1,165,457,149) – 132.1%	1,201,696,697

Shares	Description (1)	Value
Common Stocks Sold Short - (0.5)%
Chemicals – (0.1)%
(10,500)	Sigma-Aldrich Corporation	$ (633,990)
Food Products – (0.0)%
(9,000)	Green Mountain Coffee Roasters Inc., (2)	(280,710)
Hotels, Restaurants & Leisure – (0.1)%
(2,000)	Chipotle Mexican Grill, (2)	(344,000)
(7,100)	P.F. Changs China Bistro, Inc.	(328,020)
(3,500)	Panera Bread Company, (2)	(310,135)
Total Hotels, Rstaurants & Leisure	(982,155)
Household Products – (0.0)%
(5,300)	Reckitt Benckiser Group PLC	(291,485)
Internet & Catalog Retail – (0.1)%
(4,200)	NetFlix.com Inc., (2)	(681,072)
(2,800)	Amazon.com, Inc., (2)	(439,768)
Total Internet & Catalog Retail	(1,120,840)
Software – (0.0)%
(2,600)	Salesforce.com, Inc., (2)	(290,680)
Specialty Retail – (0.1)%
(17,000)	Urban Outfitters, Inc., (2)	(534,480)
Trading Companies & Distributors – (0.1)%
(5,800)	Fastenal Company	(308,502)
Total Common Stocks Sold Short (proceeds $3,696,308)	(4,442,842)
Borrowings - (29.7)% (12), (13)	(270,000,000)
Other Assets Less Liabilities - (1.9)%	(17,575,468)
Net Assets Applicable to Common Shares - 100%	$ 909,678,387

Investments in Derivatives

Put Options Purchased outstanding at September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (14)	Date	Price	Value
71	Autozone Inc.	$ 1,420,000	1/21/12	$ 200.0	$ 98,690
71	Total Put Options Purchased (cost $158,961)	$ 1,420,000			$ 98,690

Call Options Written outstanding at September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (14)	Date	Price	Value
(745)	Aetna, Inc.	$ (2,235,000)	1/22/11	$ 30.0	$ (242,125)
(155)	AngloGold Ashanti Limited	(620,000)	1/22/11	40.0	(113,925)
(386)	Arch Coal, Inc.	(965,000)	1/22/11	25.0	(133,170)
(210)	AstraZeneca PLC	(945,000)	1/22/11	45.0	(148,050)
(638)	Barrick Gold Corporation	(2,552,000)	1/22/11	40.0	(462,550)
(720)	BP PLC	(2,520,000)	1/22/11	35.0	(516,600)
(543)	BP PLC	(2,986,500)	1/22/11	55.0	(6,516)
(122)	BP PLC	(793,000)	1/22/11	65.0	(427)
(831)	Cameco Corporation	(2,077,500)	1/22/11	25.0	(307,470)
(600)	Cameco Corporation	(2,100,000)	1/22/11	35.0	(9,000)
(442)	Chevron Corporation	(2,873,000)	1/22/11	65.0	(732,615)
(218)	ConocoPhillips	(981,000)	1/22/11	45.0	(278,495)
(950)	Deutsche Telekom AG	(950,000)	1/22/11	10.0	(346,750)
(640)	eBay, Inc.	(1,920,000)	1/22/11	30.0	(15,360)
(202)	Electricite de France S.A.	(848,400)	12/18/10	42.0	(275)
(312)	Eli Lilly & Company	(1,092,000)	1/22/11	35.0	(70,200)
(402)	Forest Laboratories, Inc.	(1,206,000)	1/22/11	30.0	(103,515)
(1,040)	Gold Fields Limited	(1,300,000)	1/22/11	12.5	(308,360)
(565)	Gold Fields Limited	(847,500)	1/22/11	15.0	(68,648)
(312)	Ivanhoe Mines Ltd.	(624,000)	1/22/11	20.0	(143,520)
(1,007)	Korea Electric Power Corporation	(1,510,500)	12/18/10	15.0	(15,105)
(280)	Lockheed Martin Corporation	(2,100,000)	1/22/11	75.0	(47,600)
(360)	Microsoft Corporation	(1,116,000)	10/16/10	31.0	(360)
(550)	Newmont Mining Corporation	(2,750,000)	1/22/11	50.0	(731,500)
(925)	Nippon Telegraph & Telephone Corporation	(2,081,250)	12/18/10	22.5	(46,250)
(1,190)	Nokia Corporation	(1,071,000)	1/22/11	9.0	(174,335)
(1,600)	Pfizer Inc.	(2,800,000)	1/22/11	17.5	(118,400)
(572)	Progress Energy, Inc.	(2,288,000)	10/16/10	40.0	(251,680)
(176)	Royal Dutch Shell PLC	(1,056,000)	10/16/10	60.0	(9,240)
(1,746)	Smithfield Foods, Inc.	(3,055,500)	1/22/11	17.5	(213,885)
(537)	Suncor Energy, Inc.	(1,611,000)	1/22/11	30.0	(204,060)
(1,408)	Tesoro Corporation	(1,760,000)	1/22/11	12.5	(228,800)
(347)	Tesoro Corporation	(520,500)	1/22/11	15.0	(17,003)
(1,755)	Tyson Foods, Inc.	(3,510,000)	1/22/11	20.0	(35,100)
(1,112)	UBS AG	(1,946,000)	1/22/11	17.5	(127,880)
(394)	Wal-Mart Stores, Inc.	(2,068,500)	1/22/11	52.5	(101,652)
(434)	Wal-Mart Stores, Inc.	(2,387,000)	1/22/11	55.0	(54,033)
(24,426)	Total Call Options Written (premiums received $6,294,331)	$ (64,067,150)			$ (6,384,454)

Fair Value Measurements

In determining the fair value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of September 30, 2010:

Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$304,424,132	$4,095,190	$—	$308,519,322
Preferred Securities**	308,085,260	253,771,414	—	561,856,674
Variable Rate Senior Loan Interests	—	62,676,934	—	62,676,934
Convertible Bonds	—	94,485,856	—	94,485,856
Corporate Bonds	—	107,198,763	3,623,449	110,822,212
Investment Companies	13,284,224	—	—	13,284,224
Warrants	—	768,648	—	768,648
Short-Term Investments	49,282,827	—	—	49,282,827
Common Stocks Sold Short	(4,442,842)	—	—	(4,442,842)
Derivatives:	—
Put Options Purchased	98,690	—	—	98,690
Call Options Written	(6,384,454)	—	—	(6,384,454)
Total	$664,347,837	$522,996,805	$3,623,449	$1,190,968,091
* Refer to the Fund's Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3	Level 3	Level 3
Corporate Bonds	Warrants	Total
Balance at the beginning of period	$3,348,500	$6,725	$3,355,225
Gains (losses):
Net realized gains (losses)	—	1,206	1,206
Net change in unrealized appreciation (depreciation)	233,585	(6,725)	226,860
Net purchases at cost (sales at proceeds)	—	(1,206)	(1,206)
Net discounts (premiums)	41,166	—	41,166
Net transfers in to (out of) at end of period fair value	198	—	198
Balance at the end of period	$3,623,449	$—	$3,623,449

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$98,690	Call options written at value	$6,384,454

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding securities sold short and investments in derivatives), was $1,174,040,775.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives), at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 82,105,931
Depreciation	(54,450,009)
Net unrealized appreciation (depreciation) of investments	$ 27,655,922

For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged as collateral for call options written.
(4)

Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(7)	At or subsequent to September 30, 2010, this issue was under the protection of the Federal Bankruptcy Court.
(8)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(9)	Non-income producing security, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(10)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(11)	Principal Amount (000) rounds to less than $1,000.
(12)	Borrowings as a percentage of Total Investments is 22.5%.
(13)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2010, investments with a value of $655,699,386 have been pledged as collateral for Borrowings.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(15)

Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(16)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(17)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.